Ameritas Life Insurance Corp. Logo


                                                                 5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

February 28, 2006
                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission

100 F Street NE
Washington, D.C.  20549

Re:      Ameritas Variable Life Insurance Company Separate Account V
         (1940 Act No. 811-04473)
         Post-Effective Amendment No. 8 on Form N-6 (1933 Act No. 333-64496) Pursuant to Rule 485(a)
         OVERTURE OVATION! Flexible Premium Variable Universal Life
         Insurance Policy

Dear Ms. Samuel:

Ameritas Life Insurance Corp. provides administrative and legal services for Ameritas Variable Life Insurance Company and its separate accounts. Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2006.

Revisions from the current effective registration for this product include:
-     Revised minimum and example administrative charges.  Page 4.
-     Added paid-up life insurance benefit endorsement.  Pages 5, 23-24, 29, 30.
-     Clarified rider charges footnotes.  Page 5.
-     Removed references to former investment options.  Pages 6, 10-11.
-     Revised the "Allocating Premium" section.  Page 17.
- Defined "minimum in-force period" and automatic renewal for optional asset protection and asset protection plus riders. Page 18.
-     Clarified "No Maturity Date" section.  Page 24.
-     Added interest-bearing account feature for paying death benefits. Page 26.
- Non-substantive typographical and editorial changes. Pages 3, 12, 13, 16, 22, 30; SAI page 2.
-     UNIFI Mutual Holding Company name change.  SAI page 1.
-     Added 2005 distribution expenses.  SAI page 2.

We have requested December 31, 2005 expenses and waivers from the fund companies and will provide that information, as well as audited financial statements for the issuer and the subaccounts of the separate account in a Rule 485(b) filing to be made prior to the effective date.

We acknowledge that the fund is responsible for the adequacy and accuracy of the disclosure in the filings, staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and the fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant General Counsel II


Enclosures